SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Changes in non-cash operating working capital items, capital expenditures, and acquisitions and other strategic transactions
CHANGE IN NET OPERATING ASSETS AND LIABILITIES

	Years ended December 31
(In millions of dollars)	2025	2024

Accounts receivable, excluding financing receivables	(540)	(396)
Financing receivables	(115)	(318)
Contract assets	16	7
Inventories	102	(185)
Other current assets	(64)	146
Accounts payable and accrued liabilities	(21)	(209)
Contract and other liabilities	30	79

Total change in net operating assets and liabilities	(592)	(876)

CAPITAL EXPENDITURES

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Capital expenditures before proceeds on disposition		3,863	4,100
Proceeds on disposition	8, 9	(156)	(59)

Capital expenditures		3,707	4,041